Supplementary cash flow information (Details) - USD ($) $ in Millions		1 Months Ended	2 Months Ended	3 Months Ended		7 Months Ended	9 Months Ended	12 Months Ended
		Sep. 30, 2020	Feb. 22, 2022	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Non-cash investing activities
Proceeds from sale of West Epsilon rig	[1]							$ 0	$ 12	$ 0
Non-cash financing activities
Repayment of debt following sale of West Epsilon rig	[1]							0	(12)	0
Gain on disposals			$ 2	$ 1	$ 11	$ 1	$ 22	$ 47	$ 15	$ 0
West Epsilon
Non-cash financing activities
Gain on disposals		$ 12

[1]	During September 2020, the West Epsilon was sold for net proceeds of $12 million. The proceeds were paid directly to the banks as an early repayment against our external debt.